Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2019 USD ($)
Other Long-term Liabilities
Contract adjustment payments on Green Equity Units		$ 187,580	$ 0
Asset retirement obligations		142,147	79,968		$ 53,879
Advances in aid of construction		82,580	79,864
Environmental remediation obligation		55,224	69,383		$ 58,061
Customer deposits		32,633	31,939
Unamortized investment tax credits		17,439	17,893
Deferred credits and contingent consideration		35,982	21,399
Preferred shares, Series C		13,348	13,698
Hook-up fees		21,904	17,704
Lease liabilities (note 1(q))		22,512	14,288
Contingent development support obligations		4,612	12,273
Notes payable to related party		25,808	30,493
Other		42,050	23,027
Other long-term liabilities		683,819	411,929
Less: current portion		(167,908)	(72,748)
Other long-term liabilities, excluding current		515,911	339,181
Green Equity Units issued (in shares) | shares	23,000,000
Green Equity Units, annual distributions (percent)	7.75%
Green Equity Units, share purchase contract, interest rate (percent)	6.57%
Contract adjustment payments, accretion period	3 years
Transfers from advances in aid of construction to contributions in aid of construction		6,376	1,994
Undiscounted, unescalated cost of environmental cleanup activities		57,167	64,766
Accrual for environmental loss contingencies to be incurred over next four years		36,627
Regulatory assets		$ 1,167,625	846,519
U.S. Dollar Senior Unsecured Notes (Green Equity Units) | Senior Unsecured Notes
Other Long-term Liabilities
Proceeds from Green Equity Units	$ 1,150,000
Weighted average coupon	1.18%	1.18%
Equity Method Investee
Other Long-term Liabilities
Notes payable to related party		$ 25,808	$ 30,493
Series C Preferred Stock
Other Long-term Liabilities
Redeemable preferred stock issued (in shares) | shares		100
Preferred stock redemption price per share (in CAD per share) | $ / shares				$ 53,400,000
Note payable to related party
Other Long-term Liabilities
Interest rate (percent)		4.00%	0.675%
Other
Other Long-term Liabilities
Contingent consideration related to prior acquisition		$ 5,000
Environmental costs
Other Long-term Liabilities
Environmental remediation, rate recovery period		7 years
Regulatory assets		$ 81,802	$ 87,308
Minimum
Other Long-term Liabilities
Other liability repayment period		5 years
Accrual for environmental cleanup, discount rate (percent)		1.00%
Maximum
Other Long-term Liabilities
Other liability repayment period		40 years
Accrual for environmental cleanup, discount rate (percent)		3.40%